Revenues (Details) - Schedule of operating sales - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of operating sales [Abstract]
Sales of grains	R$ 336,115	R$ 237,904	R$ 175,000
Sales of cotton	28,475	13,104
Sales of sugarcane	265,062	192,943	163,114
Sales of beef cattle	29,566	33,609	16,974
Lease	19,350	18,127	9,598
Other revenues	1,301	1,658	1,086
Gross operating revenue	679,869	497,345	365,772
Sales deductions
Taxes on sales	(16,917)	(9,777)	(7,862)
Net revenue	R$ 662,952	R$ 487,568	R$ 357,910